INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Jan. 01, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Operating loss carry forwards	$ 29,800,000			$ 21,400,000
Corporate tax rate, percentage	21.00%
Total Promissory notes, net of discount	$ 2,674,762	$ 2,184,762		$ 1,885,616
Accrued interest	$ 1,756,937	$ 1,403,707
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued			89,000
Shares issued price per share			$ 100
Total Promissory notes, net of discount			$ 8,900,000
Accrued interest			$ 445,000